Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 30,256,347	$ 4,145,103	¥ 29,357,223	¥ 19,843,290
Net income from discontinued operations				(624,864)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,417,894	331,250	3,055,260	2,858,209
Fair value changes of equity security, other investments and financial instruments	(841,901)	(115,340)	(535,316)	3,104,336
Impairment losses on investments	1,291,627	176,952	469,159	300,249
Share-based compensation cost	3,882,939	531,960	3,242,810	3,174,160
Allowance for expected credit losses	68,934	9,444	61,146	61,393
Losses/(gains) on disposal of property, equipment and software	(4,758)	(652)	5,676	3,620
Unrealized exchange (gains)/losses	(719,162)	(98,525)	119,935	(1,604,260)
Gains on disposal of long-term investments, business and subsidiaries	(272,415)	(37,321)	(63,784)	(1,791,355)
Deferred income taxes	320,726	43,939	131,437	489,670
Share of results on equity method investees and revaluation results from previously held equity interest	155,568	21,313	(473,947)	(1,259,941)
Fair value changes of short-term investments	(530,607)	(72,693)	(414,207)	(342,642)
Changes in operating assets and liabilities:
Accounts receivable	716,375	98,143	(1,470,374)	554,340
Inventories	123,780	16,958	296,764	(27,613)
Prepayments and other assets	(809,590)	(110,913)	87,556	731,100
Accounts payable	91,142	12,486	(559,419)	447,666
Salary and welfare payables	(210,918)	(28,896)	(62,917)	424,513
Taxes payable	187,788	25,727	(244,261)	(917,614)
Contract liabilities	2,022,196	277,041	1,161,861	385,396
Accrued liabilities and other payables	1,530,848	209,725	1,166,673	1,899,580
Net cash provided by operating activities	39,676,813	5,435,701	35,331,275	27,709,233
Cash flows from investing activities:
Purchase of property, equipment and software	(1,275,400)	(174,729)	(2,301,554)	(2,100,264)
Proceeds from sale of property, equipment and software	14,533	1,991	10,302	41,467
Purchase of intangible assets, content and licensed copyrights	(930,988)	(127,545)	(1,974,323)	(543,220)
Net change of short-term investments with terms of three months or less	(408,256)	(55,931)	(1,777,687)	776,357
Purchase of short-term investments with terms over three months	(8,235,000)	(1,128,190)		(5,950,000)
Proceeds from maturities of short-term investments with terms over three months	2,853,778	390,966	5,378,510	10,175,160
Investment in equity method investees	(513,397)	(70,335)	(444,557)	(705,907)
Investment in other equity investments and acquisition of subsidiaries	(589,629)	(80,779)	(2,387,129)	(4,423,773)
Proceeds from disposal of long-term investments, businesses, subsidiaries and other financial instruments	2,822,585	386,692	152,564	2,411,070
Placement/rollover of matured time deposits	(154,792,305)	(21,206,459)	(124,693,598)	(98,973,884)
Proceeds from maturities of time deposits	179,377,113	24,574,564	111,417,969	92,247,046
Change in other long-term assets	(406,632)	(55,708)	(423,928)	(323,779)
Net cash (used in)/provided by investing activities	17,916,402	2,454,537	(17,043,431)	(7,369,727)
Cash flows from financing activities:
Net changes from short-term loans with terms of three months or less	(6,656,988)	(912,004)	(13,654,704)	(1,274,043)
Proceeds of loans with terms over three months	13,920,080	1,907,043	13,569,160	6,392,695
Payment of loans with terms over three months	(14,739,347)	(2,019,282)	(8,219,472)	(273,639)
Dividends paid to shareholders	(11,165,338)	(1,529,645)	(8,013,903)	(6,723,667)
Net amounts (paid)/received related to capital contribution from or repurchase of noncontrolling interests shareholders	136,006	18,633	86,159	(30,921)
Cash paid for repurchase of NetEase's ADSs/purchase of subsidiaries' ADSs and shares	(8,830,115)	(1,209,721)	(5,234,294)	(8,328,124)
Net cash used in financing activities	(27,335,702)	(3,744,976)	(21,467,054)	(10,237,699)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	10,752	1,473	(202,457)	110,403
Net increase/(decrease) in cash, cash equivalents and restricted cash	30,268,265	4,146,735	(3,381,667)	10,212,210
Cash, cash equivalents and restricted cash, at the beginning of the year	24,206,658	3,316,299	27,588,325	17,376,115
Cash, cash equivalents and restricted cash, at end of the year	54,474,923	7,463,034	24,206,658	27,588,325
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net	5,189,585	710,970	4,895,752	5,092,391
Cash paid for interest expenses	489,622	67,078	779,872	588,381
Supplemental schedule of non-cash investing and financing activities:
Fixed asset purchases financed by accounts payable and accrued liabilities	¥ 1,024,116	$ 140,303	¥ 1,026,852	¥ 689,093